Inx Token Warrant Liability (Details) - Schedule of changes in the number of INX Tokens warrants and their weighted average exercise prices		12 Months Ended
		Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Inx Token Warrant Liability (Details) - Schedule of changes in the number of INX Tokens warrants and their weighted average exercise prices [Line Items]
Obligation exercised (tokens issued) during the year		$ 3.133	$ 0.98
INX Token warrants outstanding at the end of year		5,906,083
Weighted average exercise price [Member]
Inx Token Warrant Liability (Details) - Schedule of changes in the number of INX Tokens warrants and their weighted average exercise prices [Line Items]
INX Tokens warrants outstanding at beginning of year		$ 0.016	0.011
INX Token warrants granted during the year		0.286	0.057
Obligation exercised (tokens issued) during the year		0.01
INX Token warrants outstanding at the end of year		0.067	0.016
INX Token warrants exercisable at end of year	[1]	$ 0.080	$ 0.021
Number of tokens [Member]
Inx Token Warrant Liability (Details) - Schedule of changes in the number of INX Tokens warrants and their weighted average exercise prices [Line Items]
INX Tokens warrants outstanding at beginning of year		5,086,250	4,482,500
INX Token warrants granted during the year		1,084,833	603,750
Obligation exercised (tokens issued) during the year (in Shares) | shares		(265,000)
INX Token warrants outstanding at the end of year		5,906,083	5,086,250
INX Token warrants exercisable at end of year	[1]	398,762	247,500

[1]	As of December 31, 2020, all exercisable INX token warrants are subject to lock-up agreements for periods of 6 to 24 months following the date the Offering was declared effective by the SEC in August 2020.